REVERSALS OF IMPAIRMENT CHARGES (Tables)	12 Months Ended
Dec. 31, 2019
REVERSALS OF IMPAIRMENT CHARGES
Schedule of reversals of impairment charges

	Years ended December 31,
	2019	2018
Property, plant and equipment	$361.8	$—
	$361.8	$—